Net gain or loss on financial instruments at fair value through profit or loss mandatorily measured at fair value - Summary of Gains or losses related to financial instruments at FVTPL (Details)
$ in Thousands, ₩ in Millions
12 Months Ended
	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩)
Income, expense, gains or losses of financial instruments [abstract]
Gains (losses) on financial assets at fair value through profit or loss, mandatorily measured at fair value	₩ 325,649		₩ 422,374	₩ 58,692
Gains (losses) on financial assets at fair value through profit or loss, designated upon initial recognition or subsequently	102		(665)	(33,237)
Total	₩ 325,751	$ 274,063	₩ 421,709	₩ 25,455